UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22252

Name of Fund: BlackRock Fixed Income Value Opportunities

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Fixed

Income Value Opportunities, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2014

Date of reporting period: 03/31/2014

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2014 (Unaudited)
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
Countrywide Asset-Backed Certificates:
Series 2005-17, Class 1AF2, 5.11%, 5/25/36 (a)	USD	846	$940,204
Series 2007-BC2, Class 2A2 0.33%, 6/25/37 (a)		661	650,108
DT Auto Owner Trust, Series 2011-3A, Class D, 5.83%, 3/15/18 (b)		1,404	1,428,434
Motor PLC, Series 12A, Class A1C, 1.29%, 2/25/20 (b)		220	220,263
Santander Drive Auto Receivables Trust, Series 2012-1, Class C, 3.78%, 11/15/17		800	823,762
SLC Private Student Loan Trust, Series 2006-A, Class A4, 0.36%, 1/15/19 (a)		17	17,229
Structured Asset Securities Corp., Series 2007-BC4, Class A3, 0.40%, 11/25/37 (a)		617	598,861
Total Asset-Backed Securities — 5.1%			4,678,861

Common Stocks	Shares
Media — 0.5%
Cengage Learning Acquisitions, Inc. (c)		14,478	463,296
Paper & Forest Products — 0.5%
NewPage Corp. (c)		5,200	436,800
Total Common Stocks — 1.0%			900,096

Corporate Bonds	Par (000)
Airlines — 2.4%
U.S. Airways Pass-Through Trust:
Series 2011-1, Class C, 10.88%, 10/22/14	USD	417	431,596
Series 2012-1, Class C, 9.13%, 10/01/15		816	864,812
United Airlines, Inc., 6.75%, 9/15/15 (b)		900	918,000

			2,214,408
Banks — 6.8%
CIT Group, Inc., 4.75%, 2/15/15 (b)		1,137	1,168,267
HSBC Bank USA, N.A., 4.63%, 4/01/14		5,000	5,000,000

			6,168,267
Capital Markets — 2.7%
The Goldman Sachs Group, Inc.:
6.00%, 5/01/14		850	853,741
5.13%, 1/15/15		270	279,478
3.30%, 5/03/15		1,265	1,299,176

			2,432,395
Diversified Financial Services — 1.3%
Ford Motor Credit Co. LLC, 2.75%, 5/15/15		1,200	1,224,468

Corporate Bonds	Par (000)		Value
Energy Equipment & Services — 0.7%
Transocean, Inc.:
4.95%, 11/15/15	USD	395	$419,362
5.05%, 12/15/16		70	76,138
6.00%, 3/15/18		90	100,086

			595,586
Health Care Providers & Services — 0.4%
HCA, Inc., 7.25%, 9/15/20		360	389,250
Metals & Mining — 1.4%
Xstrata Finance Canada Ltd., 2.85%, 11/10/14 (b)		1,225	1,236,747
Multi-Utilities — 2.8%
Dominion Resources, Inc., 8.88%, 1/15/19		2,000	2,531,894
Paper & Forest Products — 0.0%
NewPage Corp., 11.38%, 12/31/14 (d)		1,199	—
Road & Rail — 1.5%
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.13%, 5/11/15 (b)		1,291	1,322,809
Total Corporate Bonds — 20.0%			18,115,824

Floating Rate Loan Interests (a)
Food & Staples Retailing — 1.4%
AB Acquisitions UK Topco 2 Ltd (FKA Alliance Boots), Facility B1, 3.46%, 7/09/15	GBP	747	1,244,373
Health Care Providers & Services — 0.2%
CHS/Community Health Systems, Inc., 2017 Term E Loan, 3.45% - 3.48%, 1/25/17	USD	151	152,370
Media — 1.0%
Cengage Learning Acquisitions, Inc. (Thomson Learning), Tranche 1 Incremental Term Loan, 9.50%, 7/03/14		957	957,179
Real Estate Investment Trusts (REITs) — 0.1%
iStar Financial, Inc., Loan, 4.50%, 10/15/17		111	110,776
Total Floating Rate Loan Interests — 2.7%			2,464,698

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 28.2%
Adjustable Rate Mortgage Trust, Series 2007-1, Class 3A21, 3.20%, 3/25/37 (a)		20	19,493
Banc of America Funding Corp., Series 2006-E, Class 2A1, 2.81%, 6/20/36 (a)		2,230	1,854,140
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 2A1, 2.45%, 8/25/35 (a)		8,308	6,557,263
Bear Stearns Alt-A Trust, Series 2005-4, Class 21A1, 2.64%, 5/25/35 (a)		4,021	3,424,734
Chase Mortgage Finance Corp., Series 2005-A1, Class 2A1, 2.53%, 12/25/35 (a)		4,360	4,047,489

Portfolio Abbreviations

FKA	Formerly known as	OTC	Over-the-counter
GBP	British Pound	USD	US Dollar

BLACKROCK FIXED INCOME VALUE OPPORTUNITIES	MARCH 31, 2014	1

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (concluded)
Countrywide Alternative Loan Trust:
Series 2005-21CB, Class A3, 5.25%, 6/25/35	USD	1,479	$1,349,021
Series 2005-23CB, Class A15, 5.50%, 7/25/35		1,414	1,367,440
Series 2005-86CB, Class A8, 5.50%, 2/25/36		2,451	2,278,706
Series 2006-24CB, Class A23, 6.00%, 6/25/36		1,468	1,299,322
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-17, Class 1A1, 6.00%, 10/25/37		1,941	1,866,352
Impac CMB Trust, Series 2004-7, Class 1A1, 0.89%, 11/25/34 (a)		554	521,543
JPMorgan Alternative Loan Trust, Series 2006-S1, Class 3A2, 0.42%, 3/25/36 (a)		1,147	977,693

			25,563,196
Commercial Mortgage-Backed Securities — 42.3%
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class ASB, 5.69%, 12/10/49 (a)		3,046	3,222,193
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class ASB, 5.28%, 12/11/49		4,633	4,758,859
Commercial Mortgage Pass-Through Certificates, Series 2007-C9, Class AAB, 5.80%, 12/10/49 (a)		6,442	6,480,930
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2, 5.38%, 3/10/39		309	313,989
GS Mortgage Securities Trust:
Series 2006-GG6, Class A2, 5.51%, 4/10/38 (a)		146	146,128
Series 2006-GG6, Class AAB, 5.59%, 4/10/38 (a)		1,747	1,784,150

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (concluded)
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2006-CB15, Class ASB, 5.79%, 6/12/43 (a)	USD	3,628	$3,748,285
Series 2007-CB18, Class A4, 5.44%, 6/12/47		3,700	4,061,838
Series 2007-LD11, Class A2, 5.80%, 6/15/49 (a)		1,822	1,822,659
Series 2007-LD11, Class ASB, 5.82%, 6/15/49 (a)		4,467	4,755,825
LB-UBS Commercial Mortgage Trust:
Series 2006-C7, Class A2, 5.30%, 11/15/38		1,408	1,457,023
Series 2007-C1, Class AAB, 5.40%, 2/15/40		29	28,561
Morgan Stanley Capital I, Inc., Series 2007-IQ15, Class A4, 5.91%, 6/11/49 (a)		4,875	5,432,626
Windermere PLC, Series XI-X, Class A, 0.77%, 4/24/17 (a)		253	419,814

			38,432,880
Total Non-Agency Mortgage-Backed Securities — 70.5%			63,996,076

Warrants	Shares
Media — 0.0%
HMH Holdings, Inc. (Education Media) (Expires 6/22/19) (e)		686	2,464
Total Long-Term Investments (Cost — $75,500,504) — 99.3%			90,158,019

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (f)(g)		77,022	77,022
Total Short-Term Securities (Cost — $77,022) — 0.1%			77,022
Total Investments (Cost — $75,577,526*) — 99.4%			90,235,041
Other Assets Less Liabilities — 0.6%			506,684

Net Assets — 100.0%			$90,741,725

Notes to Schedule of Investments

*	As of March 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$84,894,213

Gross unrealized appreciation	$6,571,289
Gross unrealized depreciation	(1,230,461)

Net unrealized appreciation	$5,340,828

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

2	BLACKROCK FIXED INCOME VALUE OPPORTUNITIES	MARCH 31, 2014

Schedule of Investments (continued)

(e)	Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(f)	Investments in issuers considered to be an affiliate of the Trust during the period ended March 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2013	Net Activity	Shares Held at March 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	964,593	(887,571)	77,022	$325

(g)	Represents the current yield as of report date.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Forward foreign currency exchange contracts outstanding as of March 31, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation /Depreciation
GBP	670,780	USD	1,116,163	Barclays Bank PLC	4/22/14	$1,942
USD	2,704,259	GBP	1,649,000	Barclays Bank PLC	4/22/14	(44,415)
Total						$(42,473)

•	OTC credit default swaps — buy protection outstanding as of March 31, 2014 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid	Unrealized Depreciation
R.R. Donnelley & Sons Co.	1.00%	Citibank N.A.	9/20/14	USD	1,000	$(4,302)	$95,961	$(100,263)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its annual report.

BLACKROCK FIXED INCOME VALUE OPPORTUNITIES	MARCH 31, 2014	3

Schedule of Investments (concluded)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$4,678,861	—	$4,678,861
Common Stocks	—	463,296	$436,800	900,096
Corporate Bonds	—	18,115,824	—	18,115,824
Floating Rate Loan Interests	—	1,507,519	957,179	2,464,698
Non-Agency Mortgage-Backed Securities	—	63,996,076	—	63,996,076
Warrants	—	2,464	—	2,464
Short-Term Securities	$77,022	—	—	77,022
Total	$77,022	$88,764,040	$1,393,979	$90,235,041

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$1,942	—	$1,942
Liabilities:
Credit contracts	—	(100,263)	—	(100,263)
Foreign currency exchange contracts	—	(44,415)	—	(44,415)
Total	—	$(142,736)	—	$(142,736)

[1]    Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Trust’s assets approximates fair value for financial reporting purposes. As of March 31, 2014, cash of $443,456 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2014.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investment instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Floating Rate Loan Interests	Warrants	Total
Assets:
Opening Balance, as of December 31, 2013	$442,000	—	$1,442	$443,442
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	(1,442)	(1,442)
Accrued discounts/premiums	—	—	—	—
Net realized gain (loss)	—	—	—	—
Net change in unrealized appreciation/depreciation[1]	(5,200)	$957,179	—	951,979
Purchases	—	—	—	—
Sales	—	—	—	—
Closing Balance, as of March 31, 2014.	$436,800	$957,179	$—	$1,393,979

Net change in unrealized appreciation/depreciation on investments still held at March 31, 2014[1]	$(5,200)	$957,179	$—	$951,979

[1]    Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at March 31, 2014, is generally due to investments no longer held or categorized as level 3 at period end.

4	BLACKROCK FIXED INCOME VALUE OPPORTUNITIES	MARCH 31, 2014

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Fixed Income Value Opportunities

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Fixed Income Value Opportunities

Date: May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Fixed Income Value Opportunities

Date: May 23, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Fixed Income Value Opportunities

Date: May 23, 2014